Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 174.7	$ (344.8)	$ (7.7)
Other comprehensive income, net of tax	54.3	(330.0)	279.2
Items that will not be reclassified to profit or loss	(14.2)	(4.2)	0.0
Equity investments at FVOCI - net change in fair value	8.9	(8.2)	0.0
Taxation on above item	(23.1)	4.0	0.0
Items that may be reclassified subsequently to profit or loss	68.5	(325.8)	279.2
Available for sale financial assets - Net change in fair value	0.0	0.0	(0.7)
Foreign currency translation adjustments	68.5	(325.8)	279.9
Total comprehensive income for the year	229.0	(674.8)	271.5
Attributable to: - Owners of the parent	215.9	(678.2)	260.5
- Non-controlling interests	13.1	3.4	11.0
Total comprehensive income for the year	$ 229.0	$ (674.8)	$ 271.5